CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2018	€ 46,549	€ 4,836	€ 86,803	€ (46,410)	€ 1,320	€ 35	€ 46,584
Loss for the period	(6,436)			(6,436)		(99)	(6,535)
Foreign currency translations	16				16		16
Equity-settled share-based payment	332		332				332
Share-based payment transaction with the non-controlling shareholder of a subsidiary	604		604			216	820
Balance at the end at Jun. 30, 2019	41,065	4,836	87,739	(52,846)	1,336	152	41,217
Balance at the beginning at Dec. 31, 2018	46,549	4,836	86,803	(46,410)	1,320	35	46,584
Loss for the period							(14,231)
Balance at the end at Dec. 31, 2019	33,531	4,836	88,077	(60,124)	742	(13)	33,518
Loss for the period	(7,682)			(7,682)		(42)	(7,724)
Foreign currency translations	812				812		812
Equity-settled share-based payment	333		333				333
Balance at the end at Jun. 30, 2020	€ 26,994	€ 4,836	€ 88,410	€ (67,806)	€ 1,554	€ (55)	€ 26,939